SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 10, 2020	Oct. 01, 2020	Feb. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Impairment of long lived assets held for use				$ 362	$ 599	$ 496
Proceeds from redeemable convertible preferred stock				0	0	8,934
Reduction in revenue					14,800
Performance obligations transaction price				13,057
Performance obligations transaction price recorded as short-term deferred revenues				3,441
Severance pay expense				3,586	2,891	$ 1,973
Contract with customers liability recognized				75	$ 196
Upfront payment received for optional future production				800
Deferred Revenue				$ 2,600
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.5
Redemption price of outstanding warrants in whole and not in part					$ 0.01
Number of private warrants held by initial purchasers				1,460,000
Number of private warrants outstanding				458,750
Long-term deferred revenue				$ 270	$ 61
Percentage of investment portfolio not to invest more in single security				5.00%
Right of use assets and lease liabilities				$ 29,000
Right of use assets include adjustments for lease payable				600
Minimum [Member]
Accounting Policies [Line Items]
Redemption price of outstanding warrants in whole and not in part					$ 18
Public warrants [Member]
Accounting Policies [Line Items]
Stock shares issued during the period shares					7,499,991
Private warrants [Member]
Accounting Policies [Line Items]
Stock shares issued during the period shares					1,918,750
Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Deferred Revenue				$ 1,059
Israel [Member]
Accounting Policies [Line Items]
Severance pay percentage of monthly salary contribution to the fund				8.33%
In Case Registered As Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future	7,023,865
Series C One Redeemable Convertible Preferred Shares [Member]
Accounting Policies [Line Items]
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)		943,148	346,678		346,678	2,699,114
Proceeds from redeemable convertible preferred stock		$ 8,934
Series C One Redeemable Convertible Preferred Shares [Member] | Minimum [Member]
Accounting Policies [Line Items]
Proceeds from redeemable convertible preferred stock					$ 100,000
Series C One Redeemable Convertible Preferred Shares [Member] | Memorandum Of Understanding With Magna International [Member]
Accounting Policies [Line Items]
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)	1,755,966
Proceeds from redeemable convertible preferred stock
Series C One Redeemable Convertible Preferred Shares [Member] | In Case Not Registered As A Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future				4,939,922